3. SIGNIFICANT ACCOUNTING POLICIES: h) Significant accounting judgments and estimates (Policies)	12 Months Ended
Dec. 31, 2022
Policies
h) Significant accounting judgments and estimates

h)Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout these consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and further periods if the revision affects both current and future periods.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical judgments

•The analysis of the functional currency for each entity of the Company. In concluding that the Canadian dollar is the functional currency of the parent, management considered both the funds from financing activities and the currency in which goods and services are paid. The functional currency of its wholly-owned subsidiaries in Europe is the Euro and subsidiaries in Barbados is the US Dollar as management considered the currencies which mainly influence the cost of providing goods and services in those subsidiaries. The Company chooses to report in Canadian dollar as the presentation currency;

•The assessment of indications of impairment of each mineral property and related determination of the net realized value and write-down of those properties where applicable;

•The determination that the Company will continue as a going concern for the next year; and

•The accounting for investments in other companies can vary depending on the degree of control and influence over those other companies. Management is required to assess at each reporting date the Company’s control and influence over these other companies. Management has used its judgment to determine which companies are controlled and require consolidation and those which are significantly influenced and require equity accounting.

•The Company’s interest in PorMining is less than 50%, therefore it does not have the current ability to control the key operating activities of the company. Pursuant to the Shareholders’ Agreement entered into by the companies, MAEPA, a wholly-owned subsidiary of the Company, was appointed operator during the Phase I period and the board of directors of PorMining is comprised of three directors appointed by EUL and two by MAEPA. The operator prepares and submits annual budgets and programs to the board for approval. Management has determined that the Company does not have significant influence over PorMining. Accordingly, the investment in PorMining is accounted for at cost and not as an investment in associate (Note 5).

•The Company’s interest in AFOy is less than 50%, therefore it does not have the current ability to control the key operating activities of the company. However, pursuant to the Share Purchase Agreement entered into by the companies, the board of directors of AFOy is comprised of one director appointed by the Company and one director by AEBv. Despite the operator being AEBv, the Company provides the necessary funding as part of the earn-in and therefore can influence AFOy’s annual budgets and exploration programs. Management has determined that the Company has significant influence over AFOy and accordingly, the investment in AFOy is accounted for as an investment in associate (Note 7).

Significant estimates

The estimate that 50% of the tax deposits will be recovered within one to five years.